Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Component of Income Tax Expense (Benefit)

The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense (benefit) for 2017, 2016 and 2015 consisted of the following:

	2017	2016	2015
Current
Bermuda	$—	$—	$—
Foreign	2,142	930	3,648
	2,142	930	3,648
Deferred
Bermuda	—	—	—
Foreign	(524)	(4,377)	3,047
	(524)	(4,377)	3,047
	$1,618	$(3,447)	$6,695

Components of Income (Loss) Before Income Taxes and Noncontrolling Interest

The components of income (loss) before income taxes and noncontrolling interest were as follows:

	2017	2016 (1)	2015
Bermuda sources	$—	$—	$—
Foreign sources	22,360	(61,323)	120,679
	$22,360	$(61,323)	$120,679

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive (loss) income is as follows:

	2017		2016 (1)		2015
Bermuda tax rate	$—	0.00%	$—	0.00%	$—	0.00%
Foreign tax rate	1,297	(5.80)%	5,339	8.80%	(4,343)	3.60%
Tax uncertainties	(2,915)	13.04%	(1,892)	(3.18)%	(2,352)	1.95%
	$(1,618)	7.24%	$3,447	5.62%	$(6,695)	5.55%

Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are presented below:

	2017	2016
Deferred tax assets
Net operating loss carryforwards	$19,209	$26,605
Other	1,557	1,811
	20,766	28,416
Valuation allowance (net operating loss)	(1,138)	(678)
Deferred tax assets	19,628	27,738
Deferred tax liabilities
Containers, net	23,275	31,778
Other	671	812
Deferred tax liabilities	23,946	32,590
Net deferred tax liabilities	$4,318	$4,852

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2017 and 2016 are as follows:

Balance at December 31, 2015	$12,065
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	(204)
Increases related to current year tax positions	2,378
Lapse of statute of limitations	(908)
Balance at December 31, 2016	13,331
Increases related to prior year tax positions	100
Decreases related to prior year tax positions	(12)
Increases related to current year tax positions	3,642
Lapse of statute of limitations	(911)
Balance at December 31, 2017	$16,150